Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net income	$ 401,619	$ 517,423	$ 189,360
Other comprehensive income before reclassifications
Pension adjustments, net of taxes	0	20	1,024
Amounts reclassified from accumulated other comprehensive loss
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, after Tax	0	1,952	0
Other comprehensive income	0	1,972	1,706
Comprehensive income	401,619	519,395	191,066
Comprehensive income attributable to non-controlling interests	(267,849)	(366,782)	(111,362)
Comprehensive income attributable to shareholders of Teekay Corporation	133,770	152,613	79,704
Discontinued Operations
Amounts reclassified from accumulated other comprehensive loss
Realized loss on pension adjustment	$ 0	$ 0	$ 682